Consolidated Balance Sheets - Scenario, Unspecified [Domain] - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 28, 2013
Current assets:
Cash and cash equivalents	$ 160,601,000	$ 178,491,000	$ 86,064,000
Accounts receivable, net	251,881,000	247,727,000	194,827,000
Inventories, net	157,016,000	173,701,000	156,074,000
Deferred income taxes	15,958,000	16,776,000	2,318,000
Other current assets	79,375,000	89,121,000	59,096,000
Total current assets	664,831,000	705,816,000	498,379,000
Property, plant and equipment, net	807,244,000	870,230,000	652,780,000
Goodwill	201,347,000	220,554,000	115,328,000
Intangible assets, net	171,976,000	178,911,000	169,399,000
Deferred income taxes	20,073,000	18,231,000	2,582,000
Other noncurrent assets	36,290,000	41,431,000	26,052,000
Total assets	1,901,761,000	2,035,173,000	1,464,520,000
Current liabilities:
Short-term borrowings	25,742,000	17,665,000	2,472,000
Accounts payable and accrued liabilities	281,908,000	321,313,000	307,731,000
Income taxes payable	7,719,000	9,636,000	3,613,000
Deferred income taxes	10,899,000	10,217,000	1,342,000
Current portion of long-term debt	38,569,000	31,892,000	13,797,000
Total current liabilities	364,837,000	390,723,000	328,955,000
Long-term debt	1,411,196,000	1,433,283,000	880,399,000
Deferred Portion of Purchase Price	35,998,000	42,440,000	0
Deferred income taxes	37,568,000	36,223,000	33,236,000
Other noncurrent liabilities	64,733,000	67,124,000	62,191,000
Total liabilities	1,914,332,000	$ 1,969,793,000	$ 1,304,781,000
Commitments and contingencies
Redeemable Noncontrolling Interest, Equity, Carrying Amount	76,584,000	$ 89,181,000	$ 0
Shareholders’ equity:
Common stock — 1,000 shares issued and outstanding	0	0	0
Additional paid-in capital	280,494,000	277,248,000	294,144,000
Accumulated deficit	(282,397,000)	(242,439,000)	(127,142,000)
Accumulated other comprehensive income (loss)	(87,842,000)	(59,164,000)	(8,106,000)
Total AVINTIV Specialty Materials Inc. shareholders' equity (deficit)	(89,745,000)	(24,355,000)	158,896,000
Noncontrolling interest	590,000	554,000	843,000
Total equity (deficit)	(89,155,000)	(23,801,000)	159,739,000
Total liabilities and equity	$ 1,901,761,000	$ 2,035,173,000	$ 1,464,520,000